FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Sempra Savings Plan 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
5.    FAIR VALUE MEASUREMENTS
Plan management applies recurring fair value measurements to certain assets and liabilities. “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model.
The fair value hierarchy used by Plan management prioritizes the inputs used to measure fair value, with the highest priority given to observable inputs and the lowest priority given to unobservable inputs, as follows:
•Level 1, which refers to investments valued using observable inputs that reflect quoted (unadjusted) prices for identical assets in active markets;
•Level 2, which refers to investments valued using inputs other than quoted prices in active markets and for which observable market data is readily available; and
•Level 3, which refers to investments valued based on unobservable inputs, which are determined based on estimates of assumptions that market participants would use in pricing the asset or liability.
Investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
The following table sets forth by level within the fair value hierarchy a summary of the Master Trust’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024 (dollars in thousands):

	December 31,	December 31,
	2025	2024
Level 1 investments:
Sempra common stock	$1,034,401	$1,165,804
Mutual funds	442,746	400,835

Total Level 1 investments	1,477,147	1,566,639

Investments measured at NAV*:
Common/collective trusts	4,474,698	4,040,716

Total Master Trust investments	$5,951,845	$5,607,355
*Investments for which fair value is estimated based on NAV as a practical expedient have not been classified in the fair value hierarchy, but are presented to permit reconciliation to the total Master Trust investments in Note 4.
There were no investments classified as Level 2 or Level 3 in the Master Trust as of December 31, 2025 or 2024.
The following is a description of the valuation methodologies and assumptions used to estimate the fair values of the investments in the Master Trust:
Common Stocks — Common stocks are valued using quoted prices listed on nationally recognized securities exchanges (Level 1 inputs).
Mutual Funds — The fair values of mutual funds are determined by obtaining quoted prices listed on nationally recognized securities exchanges (Level 1 inputs). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Master Trust are deemed to be actively traded.
Common/Collective Trusts — NAV is used as a practical expedient to estimate the fair value of participation units held in common/collective trust funds, for which the reported NAV reflects recent transaction prices. The NAV is provided by the trustee of each common/collective trust. Apart from the stable value fund, each common/collective trust allows for daily redemptions by the Plan at its reported NAV per share, with no advance notice requirement, has no unfunded commitments, and has no other redemption restrictions.
The T. Rowe Price Stable Value Common Trust Fund invests in fully benefit-responsive contracts that are held at contract value. NAV is determined to be contract value, the value at which participants ordinarily transact. This practical expedient is not used if it is determined to be probable that the fund will sell its investment for an amount different from the reported NAV. The Plan is required to give notice 12 months in advance of a partial or total liquidation of the investment in the stable value fund for any purpose other than for benefit payments, participant loans, participant-directed investment transfers, and payment of administrative fees. The Plan Administrator is also required to give a 30-day notice of the liquidation of the investment in the fund due to termination of the Master Trust. There are no unfunded commitments related to the stable value fund.
The valuation methods described above are intended to produce a fair value calculation that is indicative of net realizable value or reflective of future fair values. However, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in different fair value measurements at the reporting date.